Net Loss Per Share - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (195,161)	$ (27,906)	¥ (168,967)	¥ (839,528)
Net (income)/loss attributable to noncontrolling interests	2,260	323	(2,835)	(4,113)
Net loss attributable to ordinary shareholders	¥ (192,901)	$ (27,583)	¥ (171,802)	¥ (843,641)
Denominator:
Weighted average number of ordinary shares outstanding, basic	240,043,649	240,043,649	273,560,865	299,132,894
Weighted average number of ordinary shares outstanding, diluted	240,043,649	240,043,649	273,560,865	299,132,894
Net loss per share, basic | (per share)	¥ (0.8)	$ (0.11)	¥ (0.63)	¥ (2.82)
Net loss per share, diluted | (per share)	¥ (0.8)	$ (0.11)	¥ (0.63)	¥ (2.82)